Loans Receivable - Scheduled of loans receivable by property type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 913.0	$ 298.8
Percentage	100.00%	100.00%
Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 512.1	$ 227.0
Office | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	56.20%	76.00%
Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 176.4	$ 0.0
Industrial | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	19.30%	0.00%
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 101.6	$ 34.2
Retail | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	11.10%	11.40%
Storage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 63.2	$ 37.6
Storage | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	6.90%	12.60%
Apartments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair Value	$ 59.7	$ 0.0
Apartments | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage	6.50%	0.00%